Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Segment information

NOTE 24 — SEGMENT INFORMATION

The Company uses the management approach to determine reportable operating segments. The management approach consider the internal organization and reporting used by the Company’s CODM, specifically the Company’s CEO and CFO, for making decisions, allocating resources and assessing performance.

The CODM reviews the Company’s operating results on a consolidated basis and considers Hong Kong to be the Company’s principal place of business, where substantially all business activities and operational functions are conducted. The Company serves customers in various overseas markets, primarily in the United States, the United Kingdom and Europe, under substantially similar terms and conditions. As the CODM evaluates performance and allocates resources on a consolidated basis, the Company has identified one operating segment, which is also its single reportable segment under ASC 280. Accordingly, no separate geographical segments are presented.

The CODM of the Company primarily utilize the net income to monitor budget to actual performance and to assess the adequacy of capital resources for marketing and development. The following table presents the significant revenue and expense categories in the Company’s single operating segment

	2026	2025	2024
	US$	US$	US$

Revenues	16,155,124	18,612,534	17,123,778
Less:
Cost of revenue	(13,937,499)	(16,164,339)	(14,949,256)
Depreciation expense	(287,476)	(273,956)	(115,810)
Legal and professional fee	(232,081)	-	-
Payroll expense	(498,422)	(462,693)	(660,933)
Sundry expenses	(75,967)	(156,623)	(56,463)
Auditor’s remuneration	(216,114)	(493,960)	(4,921)
Entertainment	(137,103)	(135,379)	(126,034)
Rental, rates and building management expenses	(39,246)	(57,846)	(210,384)
Travelling	(189,659)	(104,926)	(85,296)
Staff salary	(212,611)	(194,607)	-
Transportation	(43,974)	(47,743)	(60,101)
Other selling and distribution expenses	(11,726)	(10,270)	(1,848)
Interest income	116,127	91,214	256,134
Interest expenses	(44,143)	(60,694)	(35,690)
Income tax expenses	(173,823)	(52,755)	(144,647)
Segment income	171,407	487,957	928,529